New accounting policies and significant accounting policies adopted (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital	R$ 4,820,815
Share capital (in shares)	83,011,585
Capital Reserve	R$ 38,962
Minimum Period of contract for sale of textbooks and learning systems (in years)	3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)	5 years
Nominal statutory rate on service revenues (as a percent)	9.25%
Municipal service tax, statutory rate (as a percent)	5.00%
Cogna Group
Disclosure of classes of share capital [line items]
Share capital	R$ 4,787,432
Class A common shares
Disclosure of classes of share capital [line items]
Share capital	R$ 18,575,492
Share capital (in shares)	18,575,492
Class B common shares | Cogna Group
Disclosure of classes of share capital [line items]
Share capital (in shares)	64,436,093